Significant Risks	12 Months Ended
Sep. 30, 2025
Significant Risks
Significant Risks

4. Significant Risks

Currency risk

The Company’s functional currency is MOP and these audited consolidated financial statements are presented in US$. The Company’s operating activities and assets and liabilities are predominantly denominated in the functional currency. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company consider the foreign exchange risk in relation to transactions denominated in MOP with respect to US$ is not significant as MOP is pegged to HK$ at a fixed rate of 1.03 and HK$ is pegged to US$ in a band between 7.75 and 7.85.

At the same time, the Company generate revenue primarily from customers in the PRC denominated in Chinese Yuan (“CNY”), while the Company’s functional currency is MOP, any fluctuation in exchange rates against MOP may result in change in reported revenue.

For the year ended September 30, 2025, the Company had US$3,048,452 revenue denominated in CNY. The Company estimate that any depreciation of CNY against MOP in the future would result in decrease in revenue, and vice versa. If we are unable to adjust pricing or otherwise mitigate the impact of adverse currency movements, it would decrease the gross profit margin and net income. Based on the same revenue as for the years ended September 30, 2025, the revenue denominated in CNY would increase by US$30,485 if there is a 1% appreciation of CNY against MOP. Conversely, the revenue would decrease by $30,485 if there is a 1% depreciation of CNY against MOP.

Concentration and credit risks

Financial instruments that potentially subject the Company to credit risk consist of cash, receivables from customers, and deposits and other assets. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

The Company deposits its cash with reputable banks located in Macau. As of September 30, 2025, and 2024, $1,042,230 and $327,111 were deposited with these banks, respectively. Balances maintained with banks in Macau are insured under the Deposit Protection Scheme introduced by the Macau Government for a maximum amount of MOP500,000 (equivalent to US$62,374), and further increased to MOP800,000 (equivalent to US$99,798) effective on October 1, 2024, for each depositor at one bank, whereas the balances maintained by the Company may at times exceed the insured limits. Cash balances maintained with banks in Macau are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Company has not experienced any losses in these bank accounts and management believes that the Company is not exposed to any significant credit risk on cash maintained with these banks.

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

4. Significant Risks (Continued)

Concentration and credit risks (Continued)

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of receivables from customers and deposits and other assets. The Company performs regular and ongoing credit assessments of the counterparties’ financial conditions and credit histories. The Company also assesses historical collection trends and the aging of the receivables. The Company considers that it has adequate controls over these receivables to minimize the related credit risk. As of September 30, 2025, and 2024, the balance of allowance for expected credit losses were $7,059 and $21,449, respectively.

For the years ended September 30, 2025, and 2024, all the Company’s assets were located in Macau. At the same time, the Company considers that it is exposed to the following concentration risk:

(a)	Major customers

For the years ended September 30, 2025, and 2024, customers who accounted for 10% or more of the Company’s revenues and their respective outstanding balances at year end dates, are presented as follows:

	Year ended September 30, 2025		As of September 30, 2025
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$1,628,015	51%	$364,473	61%
Customer B	586,399	19%	120,236	20%
Customer C	424,728	13%	-	-%
Customer D	409,311	13%	113,598	19%
Total:	$3,048,453	96%	$598,307	100%

	Year ended September 30, 2024		As of September 30, 2024
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer C	$891,269	44%	$722,308	43%
Customer B	540,771	27%	620,022	37%
Total:	$1,432,040	71%	$1,342,330	80%

	Year ended September 30, 2023		As of September 30, 2023
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer E	$255,352	30%	$-	-%
Customer F	127,676	15%	-	-%
Total:	$383,028	45%	$-	-%

All the concentration percentages of accounts receivables are calculated before allowance for expected credit losses. As of the date these consolidated financial statements were issued, all of the receivables from these four customers had been collected.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on bank deposits, particularly during periods when the interest rate is expected to significant changes. Nevertheless, given the amounts of bank deposits in question, the Company considers its interest rate risk to be not material, and the Company has not used any derivatives to manage or hedge its interest rate risk exposure.

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024